Commitment and Contingencies	6 Months Ended
Jun. 30, 2025
Commitment and Contingencies
Commitment and Contingencies

24.  Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s unaudited interim condensed consolidated financial statements are as follows:

	December 31,	June 30,
	2024	2025
		(Unaudited)

Property, plant and equipment	5,896,469	4,504,445
Leasehold improvements	527,363	505,403
Total	6,423,832	5,009,848

(b) Contingencies

Between March and July 2019, several securities class action lawsuits were filed against the Company, certain of the Group’s directors and officers, the underwriters in the IPO and the process agent. Some of these actions have been withdrawn, transferred, consolidated or dismissed. One action commenced during the aforementioned time period remains pending, under the caption In re NIO, Inc. Securities Litigation, 1:19-cv-01424, in the U.S. District Court for the Eastern District of New York (E.D.N.Y.). The plaintiffs in this case allege, in sum and substance, that the Group’s statements in the registration statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. The Court denied the Group’s motion to dismiss in August 2021, and granted plaintiffs’ motion for class certification in August 2023. Discovery is ongoing. The summary judgment briefing schedule is adjourned indefinitely pending resolution of certain discovery issues.

Between August and September 2022, two complaints were filed against the Company, its CEO and its then-CFO in the federal district court for the Southern District of New York (S.D.N.Y.), in the actions captioned Saye v. NIO Inc. et al., Case No. 1:22-cv-07252 (S.D.N.Y.) and Bohonok v. NIO Inc. et al., Case No. 1:22-cv-07666 (S.D.N.Y.). Relying on a short seller report, these complaints allege that certain of the Group’s public disclosures between August 2020 and July 2022 contained false statements or omissions in violation of the Securities Exchange Act of 1934. On December 14, 2022, the Court consolidated the two actions and appointed a lead plaintiff. Briefing on the Group’s motion to dismiss was completed on July 31, 2023. As of June 30, 2025, the Court has yet to rule on this motion. On August 28, 2025, a complaint was filed against the Company, its CEO and former CFO in the federal court for the Southern District of New York (Case No. 1:25-cv-07176). The case is related to the class action Saye v. NIO et al. (1:22-cv-07252) that has been pending in the same court.

The aforementioned actions remain in their preliminary stages. The Group is currently unable to determine the outcomes of these actions or any estimate of the amount or range of any potential loss, if any, associated with resolution of such lawsuits, if they proceed.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2024 and June 30, 2025, other than as disclosed above, the Group is not a party to any material legal or administrative proceedings.